Effects of adoption of IFRS 17 - Narrative (Details) - USD ($) $ in Millions		6 Months Ended						12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Equity		$ (191,651)	[1]	$ (185,197)	[1]	$ (186,105)		$ (185,197)	[1]	$ (196,318)
Goodwill and intangible assets		11,925	[1]	11,419	[1]			$ 11,419	[1]	11,169
Redesignated financial asset as at fair value through profit or loss										1,849
Redesignated financial liability as at fair value through profit or loss										53,201
Loans and receivables and debt securities support policyholder liabilities, redesignated from an fair value through comprehensive income to fair value through profit or loss										1,068
Other operating income/(loss)	[2]	184				(218)
Net interest income	[2]	18,264				13,385
Insurance finance income/(expense)	[2]	$ (4,234)				11,773
Percentage of VFA contracts		90.00%
Release of CSM with in-force business, percent								9.00%
– insurance finance income/ (expense) recognised in other comprehensive income		$ (101)	[3],[4]	415		1,360	[3],[4]
Reclassification adjustments on insurance finance income (expenses) from insurance contracts issued excluded from profit or loss, before tax		108		459		1,439
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity		6,472		7,038		6,011		$ 7,038		(49)
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[5]	(978)		(1,079)		(664)		(1,079)		696
– insurance finance income/ (expense) recognised in other comprehensive income	[5]	$ (101)		415		1,360
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Equity				$ (10,831)		(10,585)		$ (10,831)		10,459	[6]
Goodwill and intangible assets										(9,453)
Loans and receivables and debt securities support policyholder liabilities, redesignated from an amortised cost classification to fair value through profit or loss										4,873
Other operating income/(loss)						(218)
Net interest income						13,385
Insurance finance income/(expense)						11,773
Total movements | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[6]									(683)
Total movements | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[5],[6]									696
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Equity										(98,746)
Goodwill and intangible assets										(9,453)
Other operating income/(loss)						(892)
Net interest income						0
Insurance finance income/(expense)						0
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Equity										(4,873)
Goodwill and intangible assets										$ 0
Other operating income/(loss)
Net interest income						(1,066)
Insurance finance income/(expense)						$ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	Net finance income/(expense) from insurance contracts in other comprehensive income is the amount that offsets the effective interest rate and expected credit losses on supporting assets that have been designated at fair value through other comprehensive income. In the first half of 2023, movements in net finance income/(expense) from insurance contracts of $(101)m (1H22: $1,360m) was booked, and offsetting fair value through other comprehensive income (‘OCI‘) movements on supporting assets of $108m was recorded (1H22: ($1,439m)
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[5]	The insurance finance reserve reflects the unwinding of the discount rate on insurance liabilities for which the OCI option has been elected for our insurance business in France. It is recorded after excluding the amount that offsets the effective interest rate and expected credit losses on supporting assets that have been designated at fair value through other comprehensive income.
[6]	The impact of IFRS 17 on previously reported total equity was $(10,585)m at 30 June 2022 and $(10,831)m at 31 December 2022.